Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about deferred exploration costs [Table Text Block]
	Balance,		Balance,		Balance,
	December 31,	Change in year	December 31,	Change in year	December 31,
	2015	2016	2016	2017	2017
	$	$	$	$	$

Mineral property interests	179,500	-	179,500	-	179,500
Assays and testing	2,052,292	-	2,052,292	-	2,052,292
Claims renewal / staking	459,261	-	459,261	-	459,261
Drilling	12,488,967	-	12,488,967	-	12,488,967
Environmental studies	1,256,621	-	1,256,621	-	1,256,621
Exploration data management	917,422	-	917,422	-	917,422
First Nations	166,444	-	166,444	-	166,444
Geochemistry	111,066	-	111,066	-	111,066
Geological and engineering services	8,779,898	18,000	8,779,898	54,358	8,834,256
Geophysical services	743,515	-	743,515	-	743,515
Metallurgy	3,792,672	7,500	3,792,672	-	3,792,672
Petrographic work	43,957	-	43,957	-	43,957
Project management	106,015	-	106,015	-	106,015
Survey, mapping and camp	1,617,849	10,866	1,617,849	10,597	1,628,446
Transportation	2,604,549	-	2,604,549	-	2,604,549
Cost recovery	(56,480)	-	(56,480)	-	(56,480)
Property impairments	(33,006,960)	(29,093)	(33,006,960)	(51,964)	(33,058,924)
BC refundable mining tax credits	(2,195,403)	(7,273)	(2,195,403)	(12,991)	(2,208,394)
Federal non-refundable mining tax credits, net
of valuation allowance	(61,185)	-	(61,185)	-	(61,185)
	1	-	1	-	1